Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets	Intangible assets:

	December 31, 2025	December 31, 2024
ERP management reporting software system	$248	$1,757

		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2024	$59,582	$58,176	$1,406
Additions to intangible assets	1,768	—	1,768
Amortization expense	—	759	(759)
Impairment on intangible assets	—	658	(658)
Impaired asset retirement adjustment	(6,269)	(6,269)	—
At December 31, 2024	55,081	53,324	1,757
Additions to intangible assets	337	—	337
Amortization expense	—	726	(726)
Impairment on intangible assets	(11,885)	(10,765)	(1,120)
Disposals adjustment	(40,923)	(40,923)	—
At December 31, 2025	$2,610	$2,362	$248
Additions to intangible assets in 2025 of $337,000 (2024 - $1,768,000) consist primarily of costs to expand and enhance the capabilities of the ERP management reporting software system.
Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. During the year ended December 31, 2025, amortization of $726,000 (2024 - $759,000) was recorded.
During the year ended December 31, 2025, the Corporation recognized impairment charges on intangible assets of $1,120,000 ( 2024 - $658,000) consisting of a write-down of certain information technology assets located in Denmark primarily as a result of the July 2025 and September 2024 global corporate restructuring initiatives, respectively.